UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21052

BlackRock California Municipal Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock California Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock California Municipal Bond Trust (BZA)
	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—156.2%
		California—148.2%
AAA	$ 5,000	Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$ 1,065,700
A2	4,000	California Edl. Facs. Auth., Univ. of San Diego, Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,082,000
A	3,270	California Hlth. Facs. Fin. Auth., Insured Hlth. Facs. Valleycare, Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,383,894
AAA	11,550	California Hsg. Fin. Agcy., Home Mtg., Ser. K, Zero Coupon, 2/01/33, MBIA	02/12 @ 27.46	2,115,498
		California Infrastructure & Econ. Dev.,
AAA	3,000	5.25%, 6/01/30, MBIA	06/07 @ 101	3,116,820
AAA	1,600	Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	1,623,344
A	3,750	J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,773,625
AAA	3,500 [3]	Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,589,565
		California Statewide Cmnty. Dev. Auth.,
A	5,000	Kaiser Permanente, Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,151,600
AA-	3,250	Sutter Hlth. Oblig. Grp., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,346,850
BBB	4,000	California Statewide Fin. Auth., Tobacco Settlement Rev., Ser. B, 6.00%, 5/01/43	05/12 @ 100	3,594,960
BBB	3,845	Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev. Proj., 5.75%, 1/15/40	01/10 @ 101	3,872,415
		Golden St. Tobacco Sec. Corp.,
BBB	2,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	1,969,260
BBB	1,000	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,000,020
A-	2,500	Ser. B, 5.50%, 6/01/43	06/13 @ 100	2,593,025
A-	1,300	Ser. B, 5.625%, 6/01/38	06/13 @ 100	1,363,219
A3	1,745	Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	1,847,100
		Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	655	5.90%, 6/01/27	06/13 @ 100	650,965
NR4	1,180	6.00%, 6/01/35	06/13 @ 100	1,186,266
		Los Angeles Regl. Arpt. Impvt.,
B-	680	Corp. Lease Rev., Amer. Airlines, Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	658,471
B-	1,000	Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. B, 7.50%, 12/01/24	12/12 @ 102	968,340
		Multi-Fam. Hsg.,
Aaa	2,240	San Lucas Apts., Ser. 5, 5.95%, 11/01/34	06/12 @ 100	2,149,145
Aaa	2,410	Westgate Courtyard Apts., Ser. 3, 5.80%, 11/01/34	12/11 @ 100	2,311,359
NR4	2,400	Orange Cnty. Cmnty. Facs. Dist., Spl. Tax Rev., Ladera Ranch, Ser. A, 6.00%, 8/15/32	08/10 @ 101	2,454,120
BBB	3,000	Palm Springs Mobile Home Park, Sahara Mobile Home Park, 5.75%, 5/15/37	05/12 @ 102	3,059,040
NR	2,500	San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South, 6.25%, 8/01/33	08/11 @ 101	2,551,525
AAA	15,000	Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	3,950,700
AAA	2,500	Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. Rev., Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,549,700
BBB	3,250	Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	2,754,050
A+	1,500	Torrance Hosp. Rev., Torrance Mem. Med Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,530,795

				74,263,371

		Multi-State—8.0%
Baa1	3,500 [5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,989,965

		Total Long-Term Investments (cost $74,647,826)		78,253,336

BlackRock California Municipal Bond Trust (BZA) (continued)
Shares
(000)	Description	Value

	MONEY MARKET FUND—1.0%
500	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $500,000)	$ 500,000

	Total Investments—157.2% (cost $75,147,826)	$ 78,753,336
	Other assets in excess of liabilities—2.6%	1,326,118
	Preferred shares at redemption value, including dividends payable—(59.8)%	(29,977,644)

	Net Assets Applicable to Common Shareholders—100%	$ 50,101,810

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 8.0% of its net assets, with a current market value of $3,989,965, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Associationn
FGIC	— Financial Guaranty Insurance Company

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Municipal Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005